Cambria Foreign Shareholder Yield ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Australia - 4.0%
New Hope Corp. Ltd.	1,846,832	$5,800,045
Treasury Wine Estates Ltd.	1,347,417	5,029,146
Woodside Energy Group Ltd.	302,409	5,342,476
Yancoal Australia Ltd.	1,452,879	5,847,695
		22,019,362

Austria - 1.0%
OMV AG	88,678	5,260,996

Canada - 13.3%
Athabasca Oil Corp. (a)	968,058	5,680,449
Canadian Natural Resources Ltd.	151,938	5,649,485
Centerra Gold, Inc.	347,280	5,817,543
Finning International, Inc.	90,736	5,690,116
Imperial Oil Ltd.	54,797	5,536,242
Labrador Iron Ore Royalty Corp.	222,196	4,817,116
Mullen Group Ltd.	436,678	5,156,819
Parex Resources, Inc.	371,834	5,516,136
Precision Drilling Corp. (a)	72,968	5,819,649
Russel Metals, Inc.	156,503	5,545,676
Secure Waste Infrastructure Corp. (a)	396,381	5,114,687
Suncor Energy, Inc.	112,958	5,970,394
Tamarack Valley Energy Ltd.	880,169	5,953,333
		72,267,645

Denmark - 2.0%
D/S Norden AS	123,882	5,599,942
Scandinavian Tobacco Group AS (b)	336,397	5,221,873
		10,821,815

France - 8.6%
Amundi SA (b)	61,695	5,481,124
AXA SA	102,915	4,688,102
Coface SA	276,206	5,048,536
Metropole Television SA	357,754	5,122,706
Pernod Ricard SA	54,955	4,890,795
Rubis SCA	131,434	5,328,216
SCOR SE	153,022	4,988,093
TotalEnergies SE	75,546	5,475,905
Vallourec SACA	266,212	5,635,819
		46,659,296

Germany - 1.0%
Freenet AG	145,682	5,246,162

Hong Kong - 8.5%
BOC Hong Kong Holdings Ltd.	1,001,456	5,286,676
Orient Overseas International Ltd.	307,194	5,029,392
Shougang Fushan Resources Group Ltd.	13,132,232	5,547,339
Skyworth Group Ltd. (a)	9,421,999	8,587,272
United Energy Group Ltd.	88,152,542	7,221,826
VTech Holdings Ltd.	609,126	4,752,401
WH Group Ltd. (b)	4,313,570	5,068,877
Yue Yuen Industrial Holdings Ltd.	2,170,787	4,829,467
		46,323,250

Ireland - 1.8%
Bank of Ireland Group PLC	261,811	5,320,756
DCC PLC	72,096	4,573,515
		9,894,271

Italy - 3.2%
Eni SpA	264,074	5,392,102
Intesa Sanpaolo SpA	724,310	5,122,190
Saipem SpA (c)	1,800,354	6,634,781
		17,149,073

Japan - 24.8%
Aisin Corp.	247,135	4,413,011
Alps Alpine Co. Ltd.	380,800	4,956,847
Amada Co. Ltd.	404,024	5,167,779
Aoyama Trading Co. Ltd.	308,420	5,227,356
Artience Co. Ltd.	220,419	5,269,774
Cosmo Energy Holdings Co. Ltd.	180,700	5,387,373
Daicel Corp.	548,058	5,154,422
Dai-ichi Life Holdings, Inc.	591,532	5,169,598
Idemitsu Kosan Co. Ltd.	644,202	5,438,420
Isetan Mitsukoshi Holdings Ltd.	314,549	5,031,443
Japan Post Holdings Co. Ltd.	479,724	5,748,567
Kansai Paint Co. Ltd.	316,283	5,040,786
Kawasaki Kisen Kaisha Ltd.	356,013	5,127,636
Kuraray Co. Ltd.	481,410	5,180,850
MS&AD Insurance Group Holdings, Inc.	201,600	5,122,068
Nagase & Co. Ltd.	199,777	5,177,730
NGK Insulators Ltd.	226,899	5,408,571
Nippon Electric Glass Co. Ltd.	126,302	5,475,317
Nippon Shokubai Co. Ltd.	397,992	5,721,971
Nippon Yusen KK	152,918	5,011,632
Press Kogyo Co. Ltd.	931,610	5,255,205
Sompo Holdings, Inc.	144,476	4,962,745
Tokyo Gas Co. Ltd.	120,178	5,316,222
Toyo Seikan Group Holdings Ltd.	194,500	4,870,041
Tsukishima Holdings Co. Ltd.	255,359	4,902,246
Yamaha Corp.	702,100	5,074,301
		134,611,911

Luxembourg - 3.0%
APERAM SA	122,668	5,313,098
RTL Group SA	128,029	5,592,343
Tenaris SA	245,055	5,449,346
		16,354,787

Netherlands - 5.2%
Aegon Ltd.	642,309	5,008,248
ASR Nederland NV	70,294	5,097,717
EXOR NV	58,352	4,779,493
NN Group NV	65,343	5,172,416
Signify NV (b)	206,139	4,376,266
Stellantis NV	414,644	4,072,568
		28,506,708

Norway - 5.3%
Aker BP ASA (c)	202,215	5,908,655
Aker Solutions ASA	1,626,816	5,929,209
Equinor ASA	215,180	5,742,304
Hoegh Autoliners ASA	517,415	5,786,366
Wallenius Wilhelmsen ASA	484,105	5,614,924
		28,981,458

Spain - 1.0%
Repsol SA	266,641	5,232,438

United Kingdom - 15.3%
Aberdeen Group PLC	1,888,589	5,618,140
Balfour Beatty PLC	511,396	4,996,329
Beazley PLC	445,007	6,899,097
Berkeley Group Holdings PLC	97,001	5,468,509
BP PLC	842,291	5,345,501
British American Tobacco PLC	85,739	5,133,946
Drax Group PLC	458,856	5,657,137
Future PLC	697,850	5,170,780
Kingfisher PLC	1,204,132	5,560,878
Legal & General Group PLC	1,477,994	5,361,396
M&G PLC	1,330,681	5,633,649
Shell PLC	136,530	5,219,754
Subsea 7 SA	255,657	6,519,844
Tesco PLC	839,329	4,883,386
TORM PLC - Class A	241,462	5,928,904
		83,397,250
TOTAL COMMON STOCKS (Cost $436,907,231)		532,726,422

SHORT-TERM INVESTMENTS – 2.8%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 1.9%
First American Government Obligations Fund - Class X, 3.61% (d)	10,104,071	10,104,071

Money Market Funds - 0.9%
First American Treasury Obligations Fund - Class X, 3.60% (d)	5,159,823	5,159,823
TOTAL SHORT-TERM INVESTMENTS (Cost $15,263,894)		15,263,894

TOTAL INVESTMENTS - 100.8% (Cost $452,171,125)		547,990,316
Liabilities in Excess of Other Assets - (0.8)%		(4,213,663)
TOTAL NET ASSETS - 100.0%		$543,776,653

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $20,148,140 or 3.7% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $9,568,948.
(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Cambria Foreign Shareholder Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$532,726,422	$–	$–	$532,726,422
Investments Purchased with Proceeds from Securities Lending	10,104,071	–	–	10,104,071
Money Market Funds	5,159,823	–	–	5,159,823
Total Investments	$547,990,316	$–	$–	$547,990,316

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of January 31, 2026
(% of Total Investments)
Energy	$159,953,768	30.0	%(a)
Financials	100,508,611	18.9
Industrials	83,164,939	15.6
Consumer Discretionary	53,520,010	10.0
Materials	52,732,940	9.9
Consumer Staples	30,228,023	5.7
Communication Services	21,131,991	4.0
Utilities	16,301,575	3.1
Information Technology	15,184,565	2.8
	$532,726,422	100.0%
Percentages are stated as a percent of total investments, excluding short-term investments.

(a)	To the extent that the Fund invests a significant portion of its assets in securities of companies of a single sector, it is more likely to be impacted by events or conditions affecting the sector.